BALANCE SHEETS (FY) (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Jan. 30, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Temporary equity, shares outstanding		23,000,000		0
Class A Common Stock
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common shares, shares issued	650,000	650,000		0
Common shares, shares outstanding	650,000	650,000		0
Temporary equity, shares issued		23,000,000		0
Temporary equity, shares outstanding	23,000,000	23,000,000
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Common shares, shares issued	5,750,000	5,750,000		0
Common shares, shares outstanding	5,750,000	5,750,000		0